Restructuring Costs (Tables)	9 Months Ended
Sep. 30, 2024
Restructuring and Related Activities [Abstract]
Details of Restructuring Liability Included in Accrued Expenses
The following table presents the details of the Company’s restructuring liability, which is included in accrued expenses on the consolidated balance sheet at September 30, 2024 as follows:

(in thousands)	Restructuring Liability
Balance at December 31, 2023	$—
Restructuring charges	10,059
Cash payments	9,939

Balance at September 30, 2024	$120